35 Related-party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related-party transactions
Note	35 | Related-party transactions

The following transactions were carried out with related parties:

a.	Income

Company	Concept	12.31.20	12.31.19	12.31.18

PESA	Impact study	40	27	-
	Electrical assembly service	-	-	23
SACDE	Reimbursement expenses	3	-	70
		43	27	93

b.	Expense

Company	Concept	12.31.20	12.31.19	12.31.18

PESA	Technical advisory services on financial matters	(206)	(185)	(180)
SACME	Operation and oversight of the electric power transmission system	(102)	(113)	(171)
OSV	Hiring life insurance for staff	(27)	(27)	(41)
SB&WM Abogados	Legal fees	(13)	-	-
FIDUS	Legal fees	(4)	(1)	-
ABELOVICH, POLANO& ASOC.	Legal fees	(1)	(2)	(3)
		(353)	(328)	(395)

On October 30, 2020, the Company’s Board of Directors resolved to extend the term of the Technical Advisory Agreement with PESA for a term of five years to commence as from September 19, 2020. Except for the term of the agreement, the other conditions remain unchanged with respect to the duly approved addenda in 2010 and 2015, described in Note 36 to the Financial Statements as of December 31, 2019.

c.	Key Management personnel’s remuneration

	12.31.20	12.31.19	12.31.18

Salaries	322	401	406

The balances with related parties are as follow:

d.	Receivables and payables

	12.31.20	12.31.19
Other receivables - Non current
SACME	3	5

Other receivables - Current
FIDUS SGR	18	34
SACME	1	1
	19	35
Other payables
SACME	(15)	(17)

The other receivables with related parties are not secured and do not accrue interest. No allowances have been recorded for these concepts in any of the periods covered by these financial statements.

According to IAS 24, paragraphs 25 and 26, the Company applies the exemption from the disclosure requirement of transactions with related parties when the counterpart is a governmental agency that has control, joint control or significant influence.

The agreements with related parties that were in effect throughout fiscal year 2020 are detailed below:

Agreement with SACME

In the framework of the regulation of the Argentine electric power sector established by Law No. 24,065 and SEE Resolution No. 61/92, and after the awarding of the distribution areas of the CABA and Greater Buenos Aires to edenor and Edesur S.A., the bidding terms and conditions of the privatization provided that both companies were to organize in equal parts SACME to operate the electric power supervision and control center of the transmission and sub-transmission system that feeds the market areas transferred to those companies.

The purpose of this company is to manage, supervise and control the operation of both the electric power generation, transmission and sub-transmission system in the CABA and the Buenos Aires metropolitan area and the interconnections with the Argentine Interconnection System, to represent Distribution Companies in the operational management before CAMMESA, and, in general, to carry out the necessary actions for the proper development of its activities.

The operating costs borne by the Company in fiscal year 2020 amounted to $ 102 million.

Agreement with PESA

The agreement comprises the provision to the Company of technical advisory services on financial matters. It expires in 2025, but may be extended if so agreed by the parties. In consideration of these services, the Company pays PESA an annual amount of USD 2.5 million. Any of the parties may terminate the agreement at any time by giving 60 days’ notice, without having to comply with any further obligations or paying any indemnification to the other party.

Orígenes Seguros de Vida

In the framework of the process for the taking out of the mandatory life insurance for its personnel, the Company invited different insurance companies to submit their proposals. After having been analyzed, the one submitted by OSV was selected as the best proposal. This transaction was approved by the Company’s Board of Directors at its meeting of March 7, 2016, with the Auditing Committee’s prior favorable opinion.

The operating costs borne by the Company in fiscal year 2020 amounted to $ 27 million.

Fidus Sociedad de Garantía Recíproca

The Company’s Board of Directors, at its meeting of December 4, 2018, approved the making of a contribution of funds to Fidus SGR for a sum of $ 25 million, in the capacity as protector partner and with the scope set forth in Law No. 24,467.

Furthermore, on December 21, 2020, the contribution made as protector partner was refunded to the Company.

SACDE

Throughout 2018, by virtue of the agreement entered into by and between the Federal Government and SACDE for the construction of the Presidente Perón Highway’s extension, the Company received from SACDE requests for moving certain facilities owned by the Company located in some specific places of the referred to highway’s path. As stipulated in edenor’s Concession Agreement, the entire cost of the removals in question is to be borne by the requesting party; therefore, the Projects and Permits Area of the Company’s Operations Department prepared the related works budgets in accordance with the Price List in effect, with the related percentages for contingencies and edenor’s fee for the Project, works oversight and associated electric operations, in addition to the estimated time period for the completion of the works. Given that SACDE is a related party under the terms of the Law on Capital Markets, the aforementioned works contracts were approved by the Board of Directors at the Board meetings held on April 25, 2018 and January 30, 2019.

CREAURBAN S.A.

In April 2020, the Company and CREAURBAN S.A. entered into an agreement on the execution of the architectural project work in the Company’s new Tigre sector located at 940 Austria Norte. In October 2020, an amendment to the original agreement was made, pursuant to which the originally agreed-upon deadlines, amounts and scope were extended. The total values of the aforementioned work, which is expected to reach completion on December 31, 2021, amount to $ 349.3. As of December 31, 2020, the Company has made a down payment of $ 26.5 million.